Significant partly-owned subsidiary	12 Months Ended
Dec. 31, 2020
Interest In Other Entities [Abstract]
Significant partly-owned subsidiary

Note 35	Significant partly-owned subsidiary
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV SPECIALTY(1) (2)
FOR THE YEAR ENDED DECEMBER 31	2020	2019
Current assets	357	314
Non-current assets	1,032	994
Total assets	1,389	1,308
Current liabilities	159	151
Non-current liabilities	227	192
Total liabilities	386	343
Total equity attributable to BCE shareholders	699	671
NCI	304	294
(1)At December 31, 2020 and 2019, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.
(2)CTV Specialty's net assets at December 31, 2020 and 2019 include $6 million and $8 million, respectively, directly attributable to NCI.

Selected income and cash flow information

	CTV SPECIALTY(1)
FOR THE YEAR ENDED DECEMBER 31	2020	2019
Operating revenues	754	878
Net earnings	202	193
Net earnings attributable to NCI	64	61
Total comprehensive income	200	181
Total comprehensive income attributable to NCI	63	58
Cash dividends paid to NCI	53	65
(1)CTV Specialty's net earnings and total comprehensive income include $5 million directly attributable to NCI for 2020 and 2019.